Related-Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	May 18, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Compensation paid		$ 746,000	$ 79,270,000		$ 0
Trust for Benefit of Employees [Member] | Class AA Units [Member] | Medical Advisory Board [Member]
Equity method investment, Ownership percentage							51.00%
Employee Owned Clinic [Member]
Revenue from related parties							$ 744,000	$ 615,000
Accounts receivable, Related parties							57,000	57,000
Vendor [Member]
Due to related parties		419,000			419,000		0
Inventory Purchases		419,000		$ 259,000	1,153,000	$ 651,000
Firm [Member]
Due to related parties		0			0		0
Professional Fees		0		90,000	31,000	378,000
Employee [Member]
Due to related parties		0			0		0
Compensation paid		0		50,000	100,000	147,000
Revenue recognized		96,000		197,000	456,000	544,000
Due from Customer Acceptances		0			0		0
Spouse Of Founder Chairman And Beneficial Owner [Member]
Due to employees		1,000			1,000		0
Compensation paid		$ 43,000		$ 75,000	$ 158,000	$ 228,000
Director [Member] | Founder Advisory Agreement [Member]
Annual Advisory Fees Payable	$ 300,000
Agreement Term	4 years
Consultant [Member] | New Independent Contractor Agreement [Member]
Annual Advisory Fees Payable	$ 250,000
Agreement Term	4 years
Professional Services [Member] | Professional Services Firm [Member]
Related party transaction, Expenses from transactions with related party							456,000	532,000
Due to related parties							0	7,000
Employee Compensation [Member] | Employee Being The Child Of The Company Founder Chairman And Beneficial Owner Of The Company Class A Units [Member]
Related party transaction, Expenses from transactions with related party							201,000	182,000
Due to employees							0	5,000
Employee Compensation [Member] | Employee Who Is A Spouse Of The Company Founder Chairman And Beneficial Owner Of The Company Class A Units [Member]
Related party transaction, Expenses from transactions with related party							285,000	196,000
Due to employees							0	0
Inventory Purchases [Member] | Vendor [Member]
Related party transaction, Purchases from related party							888,000	584,000
Accounts payable, Related parties							$ 0	$ 52,000